Offerings	Nov. 05, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 502,500,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 43,717.50
Offering Note	The Transaction Valuation is estimated for the purposes of calculating the amount of the filing fee only. The Total Transaction Valuation is calculated as the aggregate maximum purchase price to be paid for up to $1,500,000,000 aggregate principal amount of the $3,000,000,000 6.000% Perpetual Subordinated Contingent Convertible Securities (Callable May 22, 2027 and Every Five Years Thereafter) (the "Securities") in the offer, assuming 100% of the Securities will be purchased at the purchase price of $1,005.00 per $1,000.00 principal amount of Securities being tendered. The amount of Fees to be Paid relates to the increase in the Total Transaction Valuation resulting from the increase in the Maximum Tender Amount (as defined in the tender offer statement on Schedule TO-I filed by HSBC Holdings plc (File No. 005-50658) on November 5, 2026 (the "Original Schedule TO")) from $1,000,000,000 aggregate principal amount of the Securities to $1,500,000,000 aggregate principal amount of the Securities, as described in this Amendment No. 1 to the Original Schedule TO. The Total Fees Due for Filing are calculated at $87.00 per $1,000,000 of the Total Transaction Valuation, pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 1,005,000,000.00
Amount of Registration Fee	$ 87,435.00
Offering Note	The fee of $87,435.00 was previously paid in connection with the filing of the Original Schedule TO, in respect of a Transaction Valuation of $1,005,000,000.00. The Net Fee Due is calculated as the Total Fees Due for Filing minus the Total Fees Previously Paid in connection with the filing of the Original Schedule TO.